27. PROVISIONS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2006
Disclosure of other provisions [line items]
Equity Interest	1100.00%
Penalty payment	R$ 27
Labor Claims [Member]
Disclosure of other provisions [line items]
Contigent liability amount	1,679	R$ 1,725
Estimated probably contingent amount	487	457
Alteration Of The Monetary Updating Index Of Employment-Law Cases [Member]
Disclosure of other provisions [line items]
Estimate contigent liability amount	106	88
Provisional contingent amount	10
Customers Claims [Member]
Disclosure of other provisions [line items]
Contigent liability amount	68	66
Estimated probably contingent amount	19	19
Other Civil Proceedings [Member]
Disclosure of other provisions [line items]
Contigent liability amount	300	277
Estimated probably contingent amount	18	29
Tax Related To Urban Property Tax [Member]
Disclosure of other provisions [line items]
Contigent liability amount	204	160
Estimated probably contingent amount	43	46
Tax Related To Urban Land Tax To Real Estate Properties [Member]
Disclosure of other provisions [line items]
Contigent liability amount	79	142
Estimated probably contingent amount	4	5
Social Security Contributions On Profit Sharing Payments [Member]
Disclosure of other provisions [line items]
Contigent liability amount	1,451	1,264
Estimated probably contingent amount	1,213
Environmental [Member]
Disclosure of other provisions [line items]
Contigent liability amount	47	15
Regulatory [Member]
Disclosure of other provisions [line items]
Contigent liability amount	280	260
Estimated probably contingent amount	36	37
Other legal Actions [Member]
Disclosure of other provisions [line items]
Contigent liability amount	41	36
Luz Para Todos' Program [Member]
Disclosure of other provisions [line items]
Estimated probably contingent amount	4
Estimate contigent liability amount	322	291
Other Legal Proceedings [Member]
Disclosure of other provisions [line items]
Estimated probably contingent amount	13	11
Estimate contigent liability amount	452	189
Employees [Member]
Disclosure of other provisions [line items]
Contigent liability amount	289	304
Indemnity to employees amount			R$ 178
Indemnity to employees escrow deposit	282	275	R$ 122
Social Security Contributions [Member]
Disclosure of other provisions [line items]
Contigent liability amount	112	155
Non-Homologation Of Offsetting Of Tax Credit [Member]
Disclosure of other provisions [line items]
Contigent liability amount	160	146
Income Tax Withheld On Capital Gain [Member]
Disclosure of other provisions [line items]
Contigent liability amount	R$ 230	221
Income Tax Withheld On Capital Gain [Member] | Parati S.A [Member]
Disclosure of other provisions [line items]
Equity Interest	100.00%
Income Tax Withheld On Capital Gain [Member] | Luce Brasil Equity Investment Fund [Member]
Disclosure of other provisions [line items]
Equity Interest	75.00%
Income Tax Withheld On Capital Gain [Member] | Light SA [member]
Disclosure of other provisions [line items]
Equity Interest	13.03%
The Social Contribution Tax On Net Income (CSLL) [Member]
Disclosure of other provisions [line items]
Contigent liability amount	R$ 400	350
ICMS (Local State Value Added Tax) [Member]
Disclosure of other provisions [line items]
ICMS (local state value added tax) amount	55
ICMS (local state value added tax) principal amount	17
ICMS (local state value added tax) penalty	27
ICMS (local state value added tax) interest amount	11
Contingency expiry by limitation of time	R$ 89
ICMS (Local State Value Added Tax) [Member] | Bottom Of Range [Member]
Disclosure of other provisions [line items]
Periodic term	25 years
Public Lighting Contribution (CIP) [Member]
Disclosure of other provisions [line items]
Estimate contigent liability amount	R$ 959	975
Periodic term	20 years
Accounting Of Energy Sale Transactions In The Electricity Trading Chamber (CCEE) [Member]
Disclosure of other provisions [line items]
Contigent liability amount	R$ 343	317
Tariff Increases [Member]
Disclosure of other provisions [line items]
Contigent liability amount	327	303
Environmental Claims [Member]
Disclosure of other provisions [line items]
Contigent liability amount	165	148
Estimate contigent liability amount	R$ 95	87
Percentage of annual gross operating revenue	0.50%
Other Contingent Liabilities [Member]
Disclosure of other provisions [line items]
Contigent liability amount	R$ 426	412
Estimate contigent liability amount	R$ 149	R$ 90